Trade receivables, other assets, prepaid expenses and Tax receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade receivables, other assets, prepaid expenses and tax receivables

16.	Trade receivables, other assets, prepaid expenses and tax receivables
Trade receivables
Trade receivables are measured at amortized cost and net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

(€ million)	At January 1, 2025	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2025
ECL allowance - Trade receivables	608	48	(2)	—	654
An immaterial amount of Trade receivables were written off during the year ended December 31, 2025, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2025			2024
(€ million)	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
Gross amount	5,353	959	6,312	5,049	1,038	6,087
ECL allowance	(357)	(297)	(654)	(194)	(414)	(608)
Carrying amount	4,996	662	5,658	4,855	624	5,479
In addition to the amounts above, trade receivables measured at FVPL amounted to €4 million at December 31,
2025 (€27 million at December 31, 2024). Refer to Note 25, Fair value measurement for additional information.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
(€ million)	2025	2024
Dealer financing	3,087	2,330
Retail financing	10,703	8,494
Finance leases	540	299
Other	1,401	1,408
Total Receivables from financing activities	15,731	12,531
The €3.2 billion increase in Receivables from financing activities for the year ended December 31, 2025 is mainly due to the increase in the loan portfolio activity in South America and North America.
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

(€ million)	At January 1, 2025	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2025
ECL allowance - Receivables from financing activities	226	413	(290)	—	349
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2025				2024
(€ million)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Gross amount	15,634	160	283	16,077	12,451	168	138	12,757
ECL allowance	(199)	(24)	(126)	(349)	(174)	(33)	(19)	(226)
Carrying amount	15,435	136	157	15,728	12,277	135	119	12,531
Refer to Note 2, Basis of preparation for additional information on details of the stages.
Other assets and prepaid expenses
Other assets and prepaid expenses consisted of the following:

	At December 31
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Receivables from financing activities at amortized cost	7,867	7,864	15,731	5,693	6,838	12,531
Other receivables at amortized cost	3,052	884	3,936	1,391	562	1,953
Indirect tax receivables	3,266	958	4,224	3,728	865	4,593
Defined benefit plan assets (Note 20)	—	967	967	39	924	963
Derivative operating assets	349	57	406	256	17	273
Prepaid expenses and other	1,236	395	1,631	1,866	455	2,321
Total other assets and prepaid expenses	15,770	11,125	26,895	12,973	9,661	22,634
The following table summarizes Receivables from financing activities, Other receivables at amortized cost,
Derivative operating assets and Tax receivables by due date:

	At December 31,
	2025					2024
(€ million)	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non- current)	Total
Receivables from financing activities	7,867	6,493	1,371	7,864	15,731	5,693	5,861	977	6,838	12,531
Other receivables at amortized cost	3,052	763	121	884	3,936	1,391	466	96	562	1,953
Indirect tax receivables	3,266	930	28	958	4,224	3,728	865	—	865	4,593
Derivative operating assets	349	57	—	57	406	256	17	—	17	273
Total	14,534	8,243	1,520	9,763	24,297	11,068	7,209	1,073	8,282	19,350

Tax receivables	1,199	177	17	194	1,393	1,411	210	17	227	1,638
The €2.0 billion increase in Other receivables at amortized cost for the year ended December 31, 2025 primarily reflects tariff-related receivables in North America.
Transfer of financial assets
At December 31, 2025, the Company had receivables due after that date, which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments, amounting to
€16,074 million (€14,888 million at December 31, 2024), of which 69 percent (74 percent at December 31, 2024)
was mainly due from the sales network, transferred to financing companies in partnership with Santander, BNP
Paribas, Banco BBVA Argentina S.A. and Crédit Agricole.
At December 31, 2025 and 2024, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2025			2024
(€ million)	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
Carrying amount of assets transferred and not derecognized	7	1	8	44	5	49
Carrying amount of the related liabilities (Note 22)	7	1	8	44	5	49